Non-controlling interests	12 Months Ended
Dec. 31, 2021
Non-Controlling Interests [Abstract]
Non-controlling interests
27. Non-controlling interests

Accounting policy
Non-controlling interests
The Group recognises any NCI in an acquiree either at fair value or at the NCI's proportionate share of the acquiree’s net assets on an acquisition-by-acquisition basis. Subsequently, the carrying amount of NCI is the amount of the interest at initial recognition plus the NCI’s subsequent share of changes in equity.
Transactions with non-controlling interests
The Group treats transactions with NCI as transactions with equity owners of the Group. For purchases from NCI, the difference between any consideration paid and the relevant share acquired of the carrying value of net assets of the subsidiary is recorded in equity. Gains or losses on disposals to NCI where control is not lost are also recorded in equity. Where control is lost over a subsidiary, the gains or losses are recognised in profit or loss.

The Group’s NCI relates to the following subsidiaries

Figures in million – SA rand	2021	2020	2019
NCI of DRDGOLD	1,395	1,224	1,135
NCI of Platinum Mile[1]	—	37	21
NCI of Group Technical Security Management	5	5	6
NCI of Marikana[2]	8	970	306
Total NCI	1,408	2,236	1,468
1 On 29 June 2021, the 8.3% shareholding held by non-controlling shareholders in Platinum Mile was repurchased for a consideration of R128 million
[2] Included in Marikana’s NCI is NCI of WPL amounting to Rnil (2020: R690 million, 2019: R253 million). Refer below
DRDGOLD is a company incorporated in South Africa with its head office in Johannesburg. DRDGOLD’s primary listing is on the JSE Limited and its secondary listing is on the New York Stock Exchange. It’s gold production is derived from retreatment of surface tailings in South Africa. Following Sibanye-Stillwater’s exercise of its option to acquire an additional 12.05% in DRDGOLD effective 10 January 2020, NCI held a 49.90% at 31 December 2021 (2020: 49.90% and 2019: 61.95%) with an effective holding of 49.51% at 31 December 2021 (2020:49.34% and 2019: 61.40%) after considering the impact of treasury shares held by DRDGOLD. The Group calculated the net asset value of DRDGOLD at the effective date of the option exercise, to which the additional ownership percentage was applied to determine the re-attribution between NCI and the Group amounting to R220 million.
WPL, acquired as part of the Lonmin acquisition, consists of PGM mining and processing operations located on the Western Limb of the Bushveld Complex, close to the town of Rustenburg, in the North West province of South Africa and smelting and refining operations located in Brakpan, East of Johannesburg. As a result of the Marikana B-BBEE transaction (refer note 6.6), the NCI's equity interest changed to a right to receive dividends. Therefore, a cash-settled share-based payment obligation and dividend obligation was recognised at 31 December 2021, instead of NCI (refer note 6.6 and 22.2). At 31 December 2021, NCI hold an effective 0% (2020: 4.75%, 2019: 4.75%) interest in WPL. The same considerations apply to EPL. The remaining NCI is attributable to small non-operating entities.
The summarised financial information of these subsidiary groups is provided below. This information is based on amounts before intercompany eliminations.

Figures in million – SA rand	2021		2020	2019
DRDGOLD Limited
Revenue	4,790		5,051	3,621
Profit for the year	987		1,255	460
Total comprehensive income	907		1,485	459
Profit attributable to NCI	487		619	285
Net increase in cash and cash equivalents	70		1,626	334
Dividends paid	338		359	85
Non-current assets	3,741		3,620	3,393
Current Assets	2,821		2,671	972
Non-current liabilities	(1,120)		(1,055)	(1,109)
Current liabilities	(553)		(593)	(463)
Net assets	4,889		4,643	2,793
Western Platinum Proprietary Limited
Revenue	—	*	26,781	11,125
Profit for the year	—	*	7,239	764
Total comprehensive income	—	*	7,251	764
Profit attributable to NCI	—	*	444	17
Net increase/(decrease) in cash and cash equivalents	—	*	6,249	(2,070)
Dividends paid	—	*	—	—
Non-current assets	—	*	5,094	7,750
Current Assets	—	*	14,737	6,832
Non-current liabilities	—	*	(20,738)	(22,462)
Current liabilities	—	*	(2,626)	(2,202)
Net assets	—	*	(3,533)	(10,082)
* Since NCI reduced to zero in FY2021, no summarised financial information is provided